Trade and other receivables - Summary of trade and other receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Net of provisions for doubtful debts	$ (54)	$ (15)